Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Abstract]
Acquisition Of Pipeline Data

Borrowings on senior credit facility	$ 9,750,000
Issuance of common stock	-
Issuance of warrants	-
Total purchase price	$ 9,750,000

Schedule OF Fair Value Of Net Assets Acquired

Cash	$ 250,000
Restricted cash	306,967
Current assets	37,287
Fixed assets	355,636
Residual portfolios	6,379,000
Intangibles	29,115
Goodwill	2,341,928
Accrued Revenue Receivable	107,467
Liabilities	(57,400)
Net assets	$ 9,750,000